SUPPLEMENT TO THE

PROSPECTUSES

OF

EVERGREEN SOUTHERN STATE MUNICIPAL BOND FUNDS

EVERGREEN STATE MUNICIPAL BOND FUNDS

I.              Evergreen North Carolina Municipal Bond Fund (the “Fund”)

Effective immediately, the Fund is managed by Mathew M. Kiselak and Charles E. Jeanne. Mr. Kiselak will serve as lead portfolio manager for the Fund. Accordingly, the sections of the Fund's prospectus entitled "Fund Facts" and "The Fund’s Portfolio Manager" are revised to reflect this change and the following:

Mathew M. Kiselak is a Director and Senior Portfolio Manager with Evergreen’s Institutional Municipal Bond group. He has been with Evergreen or one of its predecessors since 2000 and has over 19 years of investment experience.

Charles E. Jeanne is a Director and Senior Portfolio Manager with Evergreen’s Institutional Municipal Bond group. He has been with Evergreen or one of its predecessors since 1989 and has over 17 years of investment experience.

II.            Evergreen California Municipal Bond Fund and Evergreen Pennsylvania Municipal Bond Fund (the “Funds”)

                Effective immediately, each Fund is managed by Mathew M. Kiselak and Charles E. Jeanne. Mr. Kiselak will serve as lead portfolio manager for each Fund. Accordingly, the section of the prospectus for the Funds entitled "Fund Management – Portfolio Manager(s)" is revised to reflect the following:

California Municipal Bond Fund

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Mathew M. Kiselak/2007	Lead Portfolio Manager	EIMC or predecessor 2000-present	Director and Senior Portfolio Manager
Charles E. Jeanne, CFA/2008	Portfolio Manager	EIMC or predecessor 1989-present	Director and Senior Portfolio Manager

Pennsylvania Municipal Bond Fund

Name/Year Joined Fund	Role	Employer	Positions over Past Five Years
Mathew M. Kiselak/2008	Lead Portfolio Manager	EIMC or predecessor 2000-present	Director and Senior Portfolio Manager
Charles E. Jeanne, CFA/1989	Portfolio Manager	EIMC or predecessor 1989-present	Director and Senior Portfolio Manager

August 18, 2008	583017 (8/08)